LEASES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
2023	$ 194,360	$ 362,284
2024	376,080	332,345
2025	372,094	328,359
2026	343,524	303,923
2027	219,364	215,819
Thereafter	0	0
Total	1,505,422	1,542,730
Less: interest	(203,620)	(230,949)
Present value of lease liabilities	1,301,802	1,311,781
Less: Current portion	(294,739)	(272,575)
Lease liability, net of current portion	$ 1,007,063	$ 1,039,207	$ 5,353